Related Party Transactions - Schedule of Related Party Transactions with Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Key Management Personnel Stock Compensation Expense [Abstract]
Salaries and other short term employee benefits to whole-time directors and executive officers	$ 14	$ 14	$ 14
Commission and other benefits to non-executive / independent directors	2	2	2
Total compensation	$ 16	$ 16	$ 16